Note 4 - Exploration and Evaluation Assets - Exploration and Evaluation Assets (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Acquisition costs	$ 22,027,088	$ 18,964,782
Acquisition of property	4,843,476	2,281,257
Effect of movement in foreign exchange rates	(1,994,529)	781,049
Acquisition costs	24,876,035	22,027,088
Exploration Costs	6,921,260	6,417,067
Other exploration costs	419,610	237,453
Effect of movement in foreign exchange rates	(626,711)	266,740
Exploration Costs	6,714,159	6,921,260
Exploration and Evaluation Assets	31,590,194	28,948,349
California property [member]
Statement Line Items [Line Items]
Acquisition costs	9,753,766	8,101,447
Acquisition of property	3,897,975	1,320,347
Effect of movement in foreign exchange rates	(883,192)	331,972
Acquisition costs	12,768,549	9,753,766
Exploration Costs	4,554,718	4,367,380
Other exploration costs	10,757	6,317
Effect of movement in foreign exchange rates	(412,424)	181,021
Exploration Costs	4,153,051	4,554,718
Exploration and Evaluation Assets	16,921,600	14,308,484
Arkansas property [member]
Statement Line Items [Line Items]
Acquisition costs	12,273,322	10,863,335
Acquisition of property	945,501	960,910
Effect of movement in foreign exchange rates	(1,111,337)	449,077
Acquisition costs	12,107,486	12,273,322
Exploration Costs	2,366,542	2,049,687
Other exploration costs	408,853	231,137
Effect of movement in foreign exchange rates	(214,287)	85,718
Exploration Costs	2,561,108	2,366,542
Exploration and Evaluation Assets	$ 14,668,594	$ 14,639,864